Share-based Payments - Additional Information (Details)		1 Months Ended	12 Months Ended
	Apr. 28, 2023 shares Days $ / shares	Jun. 30, 2023	Sep. 30, 2023 shares $ / shares	Oct. 01, 2023 shares	Apr. 26, 2023 shares	Sep. 30, 2022 shares £ / shares	Sep. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of method of settlement for share-based payment arrangement			The options are considered to be equity-settled share-based payment arrangements and have a maximum term of up to ten years from the date of grant. Until optionholders acquire the Ordinary Shares upon exercise of such options, they have no rights with respect to the Ordinary Shares.
Maximum term of equity-settled share-based payment arrangements			10 years
Description of vesting requirements for share-based payment arrangement			The options generally vest based on the following conditions:•Listing success, which is considered a non-market performance condition;•Fully vested at grant date; or•A two- or three-year vesting period, which is considered a service condition.
Shares issued			3,741,424		6,567,814
Number of informal share option vested in share-based payment arrangement			4,078,206
Number of share options outstanding in share-based payment arrangement			3,022,298
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 0.000022
Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | (per share)			$ 0.0001			£ 0.00001
Ordinary Shares | Major Ordinary share Transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued				1,995,857
Management Earnout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			8,518,290
Management Earnout | Zapp | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	8,518,290
Number of trading days | Days	20
Number of consecutive trading day period | Days	30
First Earnout Condition | Zapp | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares	$ 12
Second Earnout Condition | Zapp | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares	14
Third Earnout Condition | Zapp | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares	$ 16
Sponsor Earnout
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			754,687
Sponsor Earnout | CIIG | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days | Days	20
Number of consecutive trading day period | Days	30
Par value per share | $ / shares	$ 14
Number of shares unvested	754,687
SPAC Advisory Partners Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			856,720
Number of management earnout shares			6,837,202
Percentage of management earnout			10.00%
Percentage of charge recognised on management earnout			10.00%
SPAC Advisory Partners Compensation | Ordinary Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	173,000
Par value per share | $ / shares	$ 8.75
Number of additional ordinary shares percentage	10.00%
Marketing Services Agreement Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			72,114
Vest periodically over a period		6 months
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement			4,272,844			6,270,000	6,040,000
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 0.78
Number of share options exercisable in share-based payment arrangement			1,123,382
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares			$ 2.13
Number of share options exercisable in share-based payment arrangement			127,164
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period			2 years
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period			3 years